OTHER ASSETS AND OTHER LIABILITIES - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	S/ (68,001)	S/ (62,002)	S/ 73,263
Investments in associates	645,886	628,822
impairment net carrying amount		300
Property, plant and equipment	1,374,875	1,428,173	1,480,702
Sale value	78	38,969	S/ 25,552
Investment property [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Property, plant and equipment	1,050,400	937,800
Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		1,300
Property, plant and equipment	403,205
Additions correspond to the acquisition		1,300
Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		8,800
Property, plant and equipment	482,724
Additions correspond to the acquisition		8,800
Entidad Prestadora de Salud [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Investments in associates	603,400	571,900
Revoked hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	38,200	3,800
Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	2,900	100
Trujillo
Disclosure of Other Assets And Other Liabilities [Line Items]
Disbursements for the improvements of buildings	3,800
Santiago de Surco
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		10,100
Additions correspond to the acquisition		10,100
Disbursements for the improvements of buildings	2,400
San Martn de Porres
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		8,700
Additions correspond to the acquisition		8,700
San Isidro
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		27,500
San Isidro | Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		6,300
Chiclayo
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		3,400
Chiclayo | Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		S/ 4,200
Comas district
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	12,500
Additions correspond to the acquisition	12,500
Arequipa
Disclosure of Other Assets And Other Liabilities [Line Items]
Disbursements for the improvements of buildings	5,100
Jr. Huallaga
Disclosure of Other Assets And Other Liabilities [Line Items]
Sale value	80
Disposal cost	S/ 90